OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule Of Other Accounts Receivable and Prepaid Expenses [Table Text Block]

Other accounts receivable and prepaid expenses consisted of the following:

	December 31,
	2011	2012
Prepaid expenses	$61	$136
Current maturities of long-term receivable (see Note 3)	157	73
Government authorities	53	7
	$271	$216